SHARE-BASED COMPENSATION (Details) - Schedule of Stock-Based Compensation Expense - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
SHARE-BASED COMPENSATION (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 593	$ 769
Stock options [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Share-based compensation expense	212	316
RSUs [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Share-based compensation expense	209	342
G&A - Stock options & RSUs [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Share-based compensation expense	421	658
R&D - Stock options [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 172	$ 111